SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 24 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation, gains from early termination of leases, and other income, which includes income from service provided to HCRM and gain from the sale of Movantik®.

The following table presents segment profitability and a reconciliation to the consolidated net income (loss) and comprehensive income (loss) for the periods indicated:

	Year Ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(20,173)	(16,595)	(15,527)
Research And Development Adjusted EBITDA	(8,165)	(12,420)	(37,247)
Financial income (expenses), net	11,284	(28,825)	(16,609)
Share-based compensation to employees and service providers	(1,647)	(5,675)	(10,212)
Depreciation	(1,445)	(2,136)	(1,914)
Amortization and impairment of intangible assets	(545)	(6,018)	(16,235)
Gain from early termination of lease, net	543	—	—
Other income	44,064	—	—
Consolidated Comprehensive Income (Loss)	23,916	(71,669)	(97,744)

NOTE 24 - SEGMENT INFORMATION (cont.):

b.   Major customers

The following table represent the percentages of total net revenues from the major customers:

	Year Ended December 31,
	2023	2022	2021
Customer A	30%	32%	32%
Customer B	28%	30%	31%
Customer C	37%	33%	32%

The Company’s revenues were entirely in the U.S. except licensing revenues, and the payment terms for all customers are 31 to 68 days.

c.   Assets by geographic location

The Company’s non-current assets located in Israel as of December 31, 2023, amount to $6.4 million (mainly intangible assets - $5.6 million and right-of-use assets - $0.6 million). The remainder of the consolidated non-current assets as of December 31, 2023, amount to $0.5 million and are located in the U.S (consisting mainly right-of-use assets - $0.4 million).